Loan Portfolio and Allowance for Credit Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non accrual loans by loan class [Abstract]
Other real estate owned		$ 2,100	$ 362
Total non-accrual loans		17,483	18,739
Restructured real estate mortgages - 1 to 4 family		10	17
Total nonperforming loans		17,493	18,756
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	15,191	16,709
Restructured real estate mortgages - 1 to 4 family	[1]	10	17
Total nonperforming loans	[1]	15,201	16,726
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		2,292	2,030
Restructured real estate mortgages - 1 to 4 family		0	0
Total nonperforming loans		2,292	2,030
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure		7,400	9,700
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		199	67
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	199	67
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		334	45
Commercial [Member] | Other [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	20	45
Commercial [Member] | Other [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		314	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		14,345	15,787
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	12,609	13,990
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		1,736	1,797
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		195	292
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	153	247
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		42	45
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		2,304	2,511
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	2,187	2,337
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		117	174
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		106	37
Installment [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	23	23
Installment [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 83	$ 14

[1]	Includes New York, New Jersey, Vermont and Massachusetts.